RELATED PARTIES - Investing transactions (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTIES
Total short-term investments in related parties	₽ 12,086	₽ 10,064
Total other investments to related parties		618
Total investments in shares of related parties	149	149
Other loans receivable
RELATED PARTIES
Total short-term investments in related parties	159	207
Other investments in shares
RELATED PARTIES
Total investments in shares of related parties	32	32
Sistema Capital
RELATED PARTIES
Total short-term investments in related parties	11,644	9,600
Intellect Telecom | Promissory notes
RELATED PARTIES
Total short-term investments in related parties	283	257
Sistema | Promissory notes
RELATED PARTIES
Total other investments to related parties		618
Sistema Venture Capital
RELATED PARTIES
Total investments in shares of related parties	₽ 117	₽ 117